Acquisitions - Additional Information (Detail) $ in Thousands	Aug. 20, 2021 USD ($) Location shares	May 07, 2021 USD ($) Location shares	Apr. 09, 2021 USD ($) Location
TEC Distribution LLC [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location			32
Goodwill and intangibles acquired			$ 38,624
Business Combination, Consideration Transferred			105,200
Intangible assets acquired			$ 19,900
Number of years goodwill is deductible for tax purposes			15 years
Repayment of indebtedness			$ 1,497
TEC Distribution LLC [Member] | Carrier [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 21,040
Percentage of Voting Interests Acquired			20.00%
TEC Distribution LLC [Member] | Controlling Interest [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 84,160
Percentage of Voting Interests Acquired			80.00%
TEC Distribution LLC [Member] | Trade Names and Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 15,700
TEC Distribution LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 4,200
Amortization period			18 years
Makdad Industrial Supply Co Inc [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location	6
Cash consideration for Business Acquisition	$ 3,164
Stock issued for acquisition | shares	3,627
Fair value of equity shares issued or issuable	$ 997
Goodwill and intangibles acquired	1,041
Cash acquired	204
Intangible assets acquired	$ 596
Number of years goodwill is deductible for tax purposes	15 years
Makdad Industrial Supply Co Inc [Member] | Trade Names and Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 423
Makdad Industrial Supply Co Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 173
Amortization period	18 years
Acme Refrigeration of Baton Rouge LLC [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location		18
Cash consideration for Business Acquisition		$ 18,051
Stock issued for acquisition | shares		8,492
Fair value of equity shares issued or issuable		$ 2,551
Goodwill and intangibles acquired		$ 3,710
Businesss acquistion goodwill expected period of tax deduction		15 years
Cash acquired		$ 1,340
Intangible assets acquired		2,124
Purchase price less certain average revolving indebtedness		22,855
Repayment of indebtedness		3,141
Acme Refrigeration of Baton Rouge LLC [Member] | Trade Names and Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired		1,508
Acme Refrigeration of Baton Rouge LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 616
Amortization period		18 years